3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
DisclosureOfIFRSAdoptionLineItems [Line Items]
Impact on 01.01.18	R$ 14.5
Increase in expected credit losses with trade accounts receivable
DisclosureOfIFRSAdoptionLineItems [Line Items]
Impact on 01.01.18	12.6
Increase in expected credit losses with notes receivable
DisclosureOfIFRSAdoptionLineItems [Line Items]
Impact on 01.01.18	6.5
Increase in expected credit losses with financial investments
DisclosureOfIFRSAdoptionLineItems [Line Items]
Impact on 01.01.18	1.4
Deferred taxes
DisclosureOfIFRSAdoptionLineItems [Line Items]
Impact on 01.01.18	R$ (6.0)